Fees Summary	Oct. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 56,075,000
Previously Paid Amount	0.00
Total Fee Amount	7,743.96
Total Offset Amount	0.00
Net Fee	7,743.96
Narrative - Max Aggregate Offering Price	$ 56,075,000
Final Prospectus	true